Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
23. Related party transactions

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.
Joint ventures
The following related party balances existed with joint venture businesses at 31 December:

	€ million	€ million
	2023	2022
Related party balances	Total	Total
Sales to joint ventures	1,144	1,158
Purchases from joint ventures	134	134
Receivables from joint ventures	99	78
Payables to joint ventures	111	33
Loans to joint ventures	219	226
Royalties and service fees	19	22
Significant joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.
Associates
There are no trading balances due to or from associates.
Langholm Capital II was launched in 2009 and liquidated during 2023. Unilever had invested €65 million in Langholm II, and all outstanding balances and commitments have been closed.